Financial assets measured at amortized cost from virtual bank (Tables)	12 Months Ended
Dec. 31, 2022
Financial assets measured at amortized cost from virtual bank
Schedule of financial assets measured at amortized cost from virtual bank

	As at December 31,
	2021	2022
	RMB’000	RMB’000
Loans and advances to customers	13,575	44
Less: expected credit loss provision	(190)	—
	13,385	44
Less: non-current portion
Loans and advances to customers	(674)	—
	12,711	44